Leases (Details Narrative) - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Cash outflow for leases	SFr 188,745
Payment of principal portion of lease liabilities	164,640
Interest paid on lease liabilities.	24,105
Right-of-use assets and lease liabilities	SFr 440,802